Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Accounts receivable	$ 593,567		$ 179,636		$ 92,823
Environmental Turf Services, LLC [Member]
Amounts billed: Completed contracts		$ 280,839	233,850	$ 328,972		$ 91,795
Less: Allowance for doubtful accounts		(33,742)	(33,742)	(33,742)		(33,742)
Accounts receivable		$ 247,097	$ 200,108	$ 295,230		$ 58,053